UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2013




[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA TAX EXEMPT SHORT-TERM FUND]

 ===============================================

       SEMIANNUAL REPORT
       USAA TAX EXEMPT SHORT-TERM FUND
       FUND SHARES o ADVISER SHARES
       SEPTEMBER 30, 2013

 ===============================================

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

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PRESIDENT'S MESSAGE

"BECAUSE OF THE INVERSE RELATIONSHIP BETWEEN
BOND PRICES AND YIELDS, LOWER PRICES MEAN
INVESTORS MAY HAVE THE OPPORTUNITY TO              [PHOTO OF DANIEL S. McNAMARA]
REINVEST AT HIGHER RATES AND POTENTIALLY
EARN MORE ON ANY NEW INVESTMENTS."

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SEPTEMBER 2013

Would it or wouldn't it? Would the U.S. Federal Reserve (the Fed) begin to reduce its bond-buying programs? Or would it continue purchasing bonds at the same pace? And if the Fed decided to taper, when would the reductions begin and how much would they be? The guessing game, which got underway in June after remarks by Fed Chairman Ben Bernanke, continued through the end of the reporting period. As I've discussed in the past, the Fed is supporting the economy by purchasing approximately $85 billion in mortgage-backed securities and long-term U.S. Treasury securities every month. (This is commonly known as "quantitative easing" or "QE"). In response to QE, long-term interest rates have fallen and the stock and bond markets have rallied.

Most people acknowledge that QE can't go on forever, but the idea the Fed would restrain a still fragile economy gave the markets pause. Interest rates rose sharply (bond prices, which move in the opposite direction, declined). By August, many investors had convinced themselves that the tapering announcement would be made at the Fed's September policy meeting. Instead, the Fed backed away from its prior guidance, saying it would continue buying the same amount of bonds every month. In response, interest rates trended down slightly as the markets began to price in the risks of a fiscal impasse in Washington, D.C.

During the reporting period, our USAA tax-exempt portfolios appeared to benefit from our bench of independent credit analysts. Because of their diligence, many of our mutual funds have avoided headline defaults and Chapter 9 bankruptcies such as Detroit; Jefferson County, Alabama; and Stockton, San Bernardino, Vallejo and Orange County, California. While headline events like these are likely to occur (unfunded pensions remain a long-term concern of ours), overall municipal credit quality appears to

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

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remain solid. We continue to expect the default rate among municipal issuers to remain extremely low. Meanwhile, our USAA tax-exempt money market funds are yielding almost zero at the present time.

For fixed-income investors, the prospect of gradually rising interest rates remains a mixed blessing. Higher rates mean a decrease in principal value. However, because of the inverse relationship between bond prices and yields, lower prices mean investors may have the opportunity to reinvest at higher rates and potentially earn more on any new investments. Furthermore, fixed-income investing is not an all or none scenario, and bonds continue to have a place in a diversified portfolio. Lastly, people often forget the bond market is not one market but is actually a market of many different types of bonds. While investors tend to focus on U.S. Treasuries, there are other segments of the bond market and they have performed differently (some better, some worse) during the reporting period. Investors should take a diversified approach to their fixed-income holdings.

If you think you might be over-allocated to fixed-income securities, you want to reassess your investment risk and if necessary, rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. Shareholders should always remain disciplined and follow an investment plan based on their objectives, risk tolerance and time horizon. If you have questions or would like assistance, USAA advisors stand ready to help you, free of charge.

In closing, I want to acknowledge the challenges that many people faced as a result of the federal government shutdown. We are glad the impasse has been temporarily resolved as of the time of this message. Rest assured, we will continue to monitor events in Washington, D.C. and any other factors that may affect your investments.

Thank you for your confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices fall o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

   Portfolio of Investments                                                  16

   Notes to Portfolio of Investments                                         32

   Financial Statements                                                      33

   Notes to Financial Statements                                             36

EXPENSE EXAMPLE                                                              49

ADVISORY AGREEMENT                                                           51

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

FUND OBJECTIVE

THE USAA TAX EXEMPT SHORT-TERM FUND (THE FUND) PROVIDES INVESTORS WITH INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

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TYPES OF INVESTMENTS

The Fund invests primarily in investment-grade securities, the interest from which is exempt from federal income tax. During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is three years or less.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF REGINA SHAFER]                      [PHOTO OF DIEDERIK OLIJSLAGER]
    Regina Shafer, CPA, CFA                       Diederik Olijslager
    USAA Asset                                    USAA Asset
    Management Company                            Management Company

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o   HOW DID THE USAA TAX EXEMPT SHORT-TERM FUND (THE FUND SHARES) PERFORM DURING
    THE REPORTING PERIOD?

    The Fund Shares provided a total return of -0.28% versus an average return of -0.39% amongst the funds in the Lipper Short Municipal Debt Funds category. This compares to returns of -0.27% for the Lipper Short Municipal Debt Funds Index and -3.15% for the Barclays Municipal Bond Index. The Fund Shares' tax-exempt distributions over the prior 12 months produced a dividend yield of 1.96%, compared to the Lipper category average of 0.86%.

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    In April, when the reporting period began, tax-exempt bonds posted gains, benefiting from supportive supply and demand conditions and the strong performance of U.S. Treasuries, which municipals tend to follow over time. In early May, yields began to rise on speculation the U.S. Federal Reserve (the Fed) might start scaling back its quantitative easing measures sooner than expected. Bond prices, which move in the opposite direction of interest rates, declined. Yields surged in June

    Refer to pages 9 and 10 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA TAX EXEMPT SHORT-TERM FUND

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after Fed Chairman Ben Bernanke suggested tapering could start later in
2013. Investors, fearful that Fed tapering would lead to higher interest rates, shifted assets away from bonds. The large amount of redemptions from the municipal market drove down tax-exempt bond prices further, fueling more selling. After the Fed reiterated that any tapering would be data-dependent, municipal prices retraced some of their losses in late June.

Municipal bond prices resumed their decline in July as investors sought to divine the Fed's intentions. Yields increased, rising most in the longer maturities. Also in July, the City of Detroit filed for bankruptcy protection. Though widely anticipated, the bankruptcy likely contributed to overall market volatility. By August, it was widely believed the Fed would announce a reduction in its asset purchases following its September policy meeting. Instead, the Fed surprised the markets, announcing in September that it would make no changes to its bond-buying programs. U.S. Treasuries and equities rallied on the news that the Fed would continue its easy monetary policies at least in the near term. The tax-exempt market followed suit. As municipal bond prices stabilized, redemptions slowed.

Shorter-term municipal yields increased during the reporting period overall. The yield on a three-year AAA-rated municipal, which was 0.47% on March 29, 2013, hit a high of 0.91% on September 5, 2013, and ended the reporting period at 0.65%.

Tax-exempt supply decreased over the course of the reporting period. Early on, many of the bonds issued were refunding bonds -- wherein issuers replaced higher-yielding bonds with debt issued at lower interest rates -- and as a result, the net amount of tax-exempt supply in the market remained relatively stable. As yields increased, bond issuance slowed. On the demand side, as tax-exempt investors reduced their positions, "crossover buyers" entered the market. During the reporting period, long-term municipal yields were higher than the yields of U.S. Treasuries and comparably rated corporate bonds on an absolute basis (not adjusting for the tax exemption). This was attractive to crossover buyers, who typically do not buy

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

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    municipal debt but who purchased it opportunistically to take advantage of the attractive yields. Low supply and improving demand helped stabilize municipal bond prices.

o   HOW DID YOU MANAGE VOLATILITY IN THE FUND'S PRICE?

    We continued to invest a portion of the portfolio in variable rate demand notes (VRDNs). Because they tend to remain at par (100% of face value) as interest rates move, the VRDNs owned by the Fund help us reduce share price volatility. They also possess a "demand" feature that allows the holder to sell the bond back to issue at par with notice of seven days or less. This provides us with the flexibility to act when we find attractive opportunities. Furthermore, VRDNs can generate income for the Fund when short-term interest rates rise because they have rates that adjust weekly. In addition to VRDNs, we invest in shorter-term bonds, which are generally less volatile than longer-term bonds.

o   WHAT OTHER STRATEGIES DID YOU EMPLOY DURING THE REPORTING PERIOD?

    In keeping with our investment approach, we continued to focus on income generation. The portfolio's long-term income distribution contributes the majority of its total returns (see page 7). In recent years, the Fund's income has declined as tax-exempt bonds rallied and yields fell. The increase in tax-exempt yields during the reporting period gave us the opportunity to purchase bonds with higher yields.

    Our experienced credit analysts continued to evaluate the bonds we consider for purchase and continuously monitored the holdings in the Fund. They have a comprehensive approach to credit analysis, which includes a focus on both an issuer's willingness and its ability to repay its debt -- an approach that has served the Fund well. We believe events such as the Detroit bankruptcy filing demonstrate the value of credit research in the municipal market.

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4  | USAA TAX EXEMPT SHORT-TERM FUND

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    During the reporting period, we continued to maintain a diversified portfolio of more than 300 longer-term, primarily investment-grade municipal bonds. We continue to avoid bonds subject to the federal alternative minimum tax for individuals.

o   WHAT IS YOUR OUTLOOK?

    Looking ahead, we expect the U.S. economy to continue its "muddle through" recovery with slow growth and low inflation in the near term. According to consensus estimates, the 2013 gross domestic product growth may remain below long-term averages. The Fed's decision not to taper its asset purchase programs demonstrates that U.S. central bankers remain concerned about the strength of economic growth and the level of unemployment. Indeed, Fed Chairman Bernanke pointed to both issues in the press conference that followed the Fed's September meeting.

    As the economy continues to improve, and the market tries to anticipate when the Fed will end its quantitative easing program, we expect to see continued volatility in interest rates. Going forward, we expect the tax-exempt market to take some of its direction from U.S Treasuries. If U.S. Treasury yields rise, municipal yields are likely to follow, but the attractiveness of municipals relative to U.S. Treasuries should help support municipal prices.

    Though some state and local governments continue to face budgetary challenges, we have confidence that they will continue working to maintain fiscal balance. We do not expect a material change in the longstanding debt repayment record of municipal issuers. Given the size and diversity of the tax-exempt market, occasional one-off credit problems will likely continue, but we expect them to remain the exception, not the rule.

    Thank you for allowing us to serve your investment needs. We appreciate your confidence in us.

    As interest rates rise, existing bond prices fall. o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss. o Some income may be subject to state or local taxes but not the alternative minimum tax.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA TAX EXEMPT SHORT-TERM FUND SHARES (FUND SHARES)
(Ticker Symbol: USSTX)

--------------------------------------------------------------------------------
                                               9/30/13              3/31/13
--------------------------------------------------------------------------------
Net Assets                                 $2,141.0 Million     $2,185.7 Million
Net Asset Value Per Share                       $10.71               $10.84

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                  $0.210               $0.219
Capital Gain Distributions Per Share              --                   --
Dollar-Weighted Average
Portfolio Maturity(+)                         2.0 Years            2.1 Years

(+)Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/13
--------------------------------------------------------------------------------
3/31/13-9/30/13*           1 Year                5 Years             10 Years
    -0.28%                 0.64%                  3.26%                2.88%

--------------------------------------------------------------------------------
         30-DAY SEC YIELD AS OF 9/30/13**  EXPENSE RATIO AS OF 3/31/13***
--------------------------------------------------------------------------------
                   0.86%                                 0.55%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE
OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

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6  | USAA TAX EXEMPT SHORT-TERM FUND

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED SEPTEMBER 30, 2013

-----------------------------------------------------------------------------------
                      TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
-----------------------------------------------------------------------------------
10 Years                 2.88%         =          3.05%          +        (0.17)%
5 Years                  3.26%         =          2.73%          +         0.53%
1 Year                   0.64%         =          1.93%          +        (1.29)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED SEPTEMBER 30, 2004-SEPTEMBER 30, 2013

    [CHART OF ANNUAL TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

---------------------------------------------------------------------------------
                   TOTAL RETURN       DIVIDEND RETURN       CHANGE IN SHARE PRICE
---------------------------------------------------------------------------------
9/30/2004              1.57%               2.49%                   -0.92%
9/30/2005              1.72%               2.92%                   -1.20%
9/30/2006              3.16%               3.54%                   -0.38%
9/30/2007              3.26%               3.73%                   -0.47%
9/30/2008              2.83%               4.15%                   -1.32%
9/30/2009              5.53%               4.09%                    1.44%
9/30/2010              4.29%               2.68%                    1.61%
9/30/2011              3.00%               2.72%                    0.28%
9/30/2012              2.92%               2.27%                    0.65%
9/30/2013              0.64%               1.93%                   -1.29%

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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                                                        INVESTMENT OVERVIEW |  7

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TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund Shares' Dividend Return for the period ended 9/30/13, and assuming marginal federal tax
rates of:                            28.00%     36.80%*     38.80%*     43.40%*

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD            DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years               3.05%              4.23%      4.82%      4.98%      5.39%
5 Years                2.73%              3.79%      4.32%      4.46%      4.83%
1 Year                 1.93%              2.69%      3.06%      3.16%      3.42%

To match the Fund Shares' closing 30-day SEC Yield of 0.86% on 9/30/13,

A FULLY TAXABLE INVESTMENT MUST PAY:      1.19%      1.35%     1.40%     1.51%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

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Some income may be subject to federal, state, or local taxes, but not the alternative minimum tax. Based on 2013 tax rates or rates in effect as of the issuance of this report.

*The above marginal rates assume income exceeds $250,000 and investment income is subject to the 3.80% medicare tax which is applied for income over a specific level, depending on the federal income tax filing status.

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8  | USAA TAX EXEMPT SHORT-TERM FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             BARCLAYS MUNICIPAL         USAA TAX EXEMPT        LIPPER SHORT MUNICIPAL
                 BOND INDEX         SHORT-TERM FUND SHARES        BOND FUNDS INDEX
09/30/03         $10,000.00               $10,000.00                 $10,000.00
10/31/03           9,949.65                 9,994.65                   9,994.53
11/30/03          10,053.34                10,023.42                  10,009.58
12/31/03          10,136.59                10,045.24                  10,023.49
01/31/04          10,194.65                10,075.43                  10,050.92
02/29/04          10,348.08                10,141.36                  10,089.06
03/31/04          10,312.04                10,115.08                  10,077.40
04/30/04          10,067.82                10,034.90                  10,025.06
05/31/04          10,031.32                10,017.55                  10,012.19
06/30/04          10,067.82                10,028.81                  10,022.13
07/31/04          10,200.32                10,077.92                  10,059.93
08/31/04          10,404.73                10,144.90                  10,115.75
09/30/04          10,459.96                10,156.86                  10,122.94
10/31/04          10,549.97                10,179.28                  10,142.96
11/30/04          10,462.95                10,154.49                  10,117.53
12/31/04          10,590.73                10,197.47                  10,154.69
01/31/05          10,689.71                10,209.63                  10,155.79
02/28/05          10,654.14                10,204.67                  10,155.12
03/31/05          10,586.95                10,190.70                  10,151.75
04/30/05          10,753.91                10,226.94                  10,175.05
05/31/05          10,829.91                10,253.60                  10,198.55
06/30/05          10,897.10                10,289.78                  10,235.48
07/31/05          10,847.85                10,287.37                  10,237.92
08/31/05          10,957.37                10,323.83                  10,268.14
09/30/05          10,883.57                10,333.43                  10,282.27
10/31/05          10,817.48                10,330.20                  10,282.46
11/30/05          10,869.41                10,348.01                  10,299.67
12/31/05          10,962.88                10,378.52                  10,331.95
01/31/06          10,992.46                10,405.59                  10,359.39
02/28/06          11,066.26                10,434.36                  10,382.29
03/31/06          10,989.94                10,437.23                  10,385.24
04/30/06          10,986.17                10,446.54                  10,400.71
05/31/06          11,035.11                10,478.48                  10,436.97
06/30/06          10,993.56                10,492.90                  10,442.45
07/31/06          11,124.33                10,543.24                  10,484.50
08/31/06          11,289.40                10,605.62                  10,539.04
09/30/06          11,367.92                10,658.91                  10,579.67
10/31/06          11,439.20                10,690.15                  10,606.63
11/30/06          11,534.56                10,732.16                  10,640.24
12/31/06          11,493.81                10,746.40                  10,654.23
01/31/07          11,464.38                10,746.00                  10,663.05
02/28/07          11,615.45                10,808.41                  10,711.14
03/31/07          11,586.81                10,832.26                  10,734.66
04/30/07          11,621.11                10,864.28                  10,762.14
05/31/07          11,569.66                10,856.82                  10,778.00
06/30/07          11,509.70                10,861.55                  10,776.09
07/31/07          11,598.92                10,904.11                  10,814.46
08/31/07          11,548.88                10,921.02                  10,828.82
09/30/07          11,719.78                11,005.12                  10,881.94
10/31/07          11,772.02                11,030.00                  10,910.30
11/30/07          11,847.08                11,088.14                  10,944.57
12/31/07          11,879.97                11,103.12                  10,978.03
01/31/08          12,029.77                11,255.23                  11,092.74
02/29/08          11,479.02                11,135.73                  10,961.96
03/31/08          11,807.11                11,246.97                  11,002.85
04/30/08          11,945.27                11,264.23                  11,024.45
05/31/08          12,017.50                11,304.68                  11,069.42
06/30/08          11,881.86                11,289.52                  11,050.62
07/31/08          11,927.02                11,351.72                  11,111.69
08/31/08          12,066.59                11,436.47                  11,164.64
09/30/08          11,500.73                11,316.41                  11,070.63
10/31/08          11,383.34                11,243.78                  11,034.69
11/30/08          11,419.54                11,282.96                  11,077.65
12/31/08          11,586.02                11,250.14                  11,083.32
01/31/09          12,010.10                11,490.24                  11,227.88
02/28/09          12,073.20                11,497.01                  11,224.92
03/31/09          12,075.41                11,514.75                  11,255.35
04/30/09          12,316.64                11,586.82                  11,306.30
05/31/09          12,446.93                11,656.47                  11,352.35
06/30/09          12,330.33                11,679.71                  11,374.38
07/31/09          12,536.63                11,761.00                  11,435.18
08/31/09          12,750.95                11,824.52                  11,464.30
09/30/09          13,208.55                11,942.02                  11,540.52
10/31/09          12,931.28                11,923.65                  11,527.82
11/30/09          13,038.13                12,005.88                  11,576.52
12/31/09          13,082.19                12,024.09                  11,590.38
01/31/10          13,150.33                12,093.08                  11,620.89
02/28/10          13,277.79                12,164.02                  11,646.09
03/31/10          13,246.00                12,142.99                  11,635.31
04/30/10          13,406.98                12,205.12                  11,656.24
05/31/10          13,507.53                12,241.54                  11,678.28
06/30/10          13,515.56                12,269.24                  11,690.06
07/31/10          13,684.09                12,355.49                  11,736.02
08/31/10          13,997.39                12,450.69                  11,775.19
09/30/10          13,975.52                12,454.24                  11,768.27
10/31/10          13,936.81                12,469.88                  11,775.67
11/30/10          13,658.13                12,427.55                  11,756.79
12/31/10          13,393.45                12,376.46                  11,738.04
01/31/11          13,294.78                12,368.28                  11,742.17
02/28/11          13,506.43                12,432.88                  11,766.15
03/31/11          13,461.43                12,460.87                  11,786.42
04/30/11          13,702.50                12,537.51                  11,826.34
05/31/11          13,936.65                12,623.77                  11,879.22
06/30/11          13,985.27                12,675.30                  11,904.98
07/31/11          14,128.00                12,749.98                  11,945.98
08/31/11          14,369.70                12,812.35                  11,983.55
09/30/11          14,518.25                12,829.30                  11,988.35
10/31/11          14,464.28                12,806.96                  11,971.93
11/30/11          14,549.72                12,846.23                  11,992.61
12/31/11          14,826.52                12,923.06                  12,031.23
01/31/12          15,169.40                12,995.29                  12,076.59
02/29/12          15,184.35                13,032.80                  12,104.47
03/31/12          15,085.69                13,010.11                  12,090.18
04/30/12          15,259.72                13,058.19                  12,119.74
05/31/12          15,386.40                13,105.53                  12,138.02
06/30/12          15,369.88                13,115.09                  12,142.89
07/31/12          15,613.47                13,160.05                  12,171.22
08/31/12          15,631.25                13,183.14                  12,181.49
09/30/12          15,725.66                13,201.76                  12,198.82
10/31/12          15,770.04                13,224.71                  12,204.74
11/30/12          16,029.84                13,262.40                  12,228.23
12/31/12          15,831.72                13,246.82                  12,209.38
01/31/13          15,897.66                13,255.67                  12,229.53
02/28/13          15,945.81                13,302.40                  12,248.45
03/31/13          15,877.04                13,323.48                  12,254.71
04/30/13          16,051.08                13,344.86                  12,269.57
05/31/13          15,855.01                13,329.20                  12,260.23
06/30/13          15,406.07                13,263.37                  12,202.57
07/31/13          15,271.37                13,271.15                  12,212.55
08/31/13          15,053.43                13,254.39                  12,197.19
09/30/13          15,377.43                13,286.70                  12,221.20

                                   [END CHART]

                       Data from 9/30/03 through 9/30/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Short-Term Fund Shares to the following benchmarks:

o The unmanaged, broad-based Barclays Municipal Bond Index tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Index because the Index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper Short Municipal Bond Funds Index tracks the total return performance of the 10 largest funds within the Lipper Short Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                            USAA TAX EXEMPT              LIPPER SHORT MUNICIPAL
                        SHORT-TERM FUND SHARES             DEBT FUNDS AVERAGE
09/30/04                         2.49%                            2.02%
09/30/05                         2.93                             2.27
09/30/06                         3.48                             2.80
09/30/07                         3.69                             3.18
09/30/08                         4.18                             3.23
09/30/09                         3.89                             3.04
09/30/10                         2.58                             1.42
09/30/11                         2.65                             1.45
09/30/12                         2.22                             1.21
09/30/13                         1.96                             0.86

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 9/30/04 to 9/30/13.

The Lipper Short Municipal Debt Funds Average is an average performance level of all short-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

10  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

USAA TAX EXEMPT SHORT-TERM FUND ADVISER SHARES (ADVISER SHARES)
(Ticker Symbol: UTESX)

--------------------------------------------------------------------------------
                                               9/30/13              3/31/13
--------------------------------------------------------------------------------
Net Assets                                  $9.4 Million          $6.6 Million
Net Asset Value Per Share                      $10.71                $10.84

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                 $0.183                $0.191
Capital Gain Distributions Per Share             --                    --

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/13
--------------------------------------------------------------------------------
    3/31/13-9/30/13*               1 Year            Since Inception 8/01/10
         -0.40%                     0.39%                       2.07%

--------------------------------------------------------------------------------
                        30-DAY SEC YIELD AS OF 9/30/13**
--------------------------------------------------------------------------------
  Subsidized           0.59%                Unsubsidized             0.22%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 3/31/13***
--------------------------------------------------------------------------------
  Before Reimbursement     1.17%                After Reimbursement     0.80%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2013, and is calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through August 1, 2014, to make payments or waive management, administration, and other fees so that the total expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.80% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Trust's Board of Trustees and may be changed or terminated by the Manager at any time after August 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Adviser Shares' closing 30-day SEC Yield of 0.59% on 9/30/13, and assuming marginal federal tax
rates of:                           28.00%      36.80%*      38.80%*     43.40%*

A FULLY TAXABLE INVESTMENT MUST PAY: 0.82%       0.93%        0.96%       1.04%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the alternative minimum tax. Based on 2013 tax rates or rates in effect as of the issuance of this report.

*The above marginal rates assume income exceeds $250,000 and investment income is subject to the 3.80% medicare tax which is applied for income over a specific level, depending on the federal income tax filing status.

================================================================================

12  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                               USAA TAX EXEMPT           LIPPER SHORT
                  BARCLAYS MUNICIPAL           SHORT-TERM FUND          MUNICIPAL BOND
                      BOND INDEX               ADVISER SHARES            FUNDS INDEX
07/31/10              $10000.00                  $10000.00                $10000.00
08/31/10               10228.95                   10074.87                 10033.38
09/30/10               10212.97                   10085.31                 10027.48
10/31/10               10184.68                   10086.35                 10033.79
11/30/10                9981.03                   10049.96                 10017.70
12/31/10                9787.61                   10006.37                 10001.73
01/31/11                9715.50                    9997.77                 10005.25
02/28/11                9870.17                   10048.12                 10025.68
03/31/11                9837.28                   10068.74                 10042.95
04/30/11               10013.45                   10128.54                 10076.96
05/31/11               10184.57                   10196.15                 10122.02
06/30/11               10220.10                   10235.65                 10143.97
07/31/11               10324.40                   10293.76                 10178.91
08/31/11               10501.03                   10341.92                 10210.92
09/30/11               10609.58                   10353.30                 10215.01
10/31/11               10570.14                   10333.20                 10201.02
11/30/11               10632.58                   10362.76                 10218.64
12/31/11               10834.86                   10422.38                 10251.55
01/31/12               11085.43                   10478.59                 10290.19
02/29/12               11096.35                   10506.75                 10313.95
03/31/12               11024.25                   10486.24                 10301.77
04/30/12               11151.44                   10522.87                 10326.96
05/31/12               11244.01                   10558.72                 10342.54
06/30/12               11231.93                   10564.12                 10346.69
07/31/12               11409.94                   10598.09                 10370.82
08/31/12               11422.94                   10614.24                 10379.58
09/30/12               11491.93                   10627.28                 10394.34
10/31/12               11524.36                   10643.48                 10399.39
11/30/12               11714.22                   10671.47                 10419.40
12/31/12               11569.44                   10657.30                 10403.34
01/31/13               11617.62                   10661.62                 10420.51
02/28/13               11652.81                   10697.12                 10436.63
03/31/13               11602.56                   10711.77                 10441.96
04/30/13               11729.74                   10726.76                 10454.63
05/31/13               11586.46                   10711.89                 10446.67
06/30/13               11258.38                   10656.80                 10397.54
07/31/13               11159.95                   10660.80                 10406.04
08/31/13               11000.68                   10645.13                 10392.95
09/30/13               11237.45                   10668.85                 10413.41

                                   [END CHART]

                       Data from 7/31/10 through 9/30/13.*

                      See page 9 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Short-Term Fund Adviser Shares to the benchmarks.

*The performance of the Barclays Municipal Bond Index and the Lipper Short Municipal Bond Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                              o TOP 10 INDUSTRIES o
                                  AS OF 9/30/13
                                (% of Net Assets)

Hospital ................................................................  19.8%
General Obligation ......................................................  19.5%
Electric Utilities ......................................................  12.4%
Appropriated Debt .......................................................   8.2%
Special Assessment/Tax/Fee ..............................................   5.9%
Education ...............................................................   5.2%
Toll Roads ..............................................................   3.4%
Nursing/CCRC ............................................................   3.2%
Environmental & Facilities Services .....................................   3.1%
Sales Tax ...............................................................   2.8%

You will find a complete list of securities that the Fund owns on pages 18-31.

================================================================================

14  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

                      o PORTFOLIO RATINGS MIX -- 9/30/13 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                         0.3%
AA                                                                         18.2%
A                                                                          28.0%
BBB                                                                        20.3%
BELOW INVESTMENT GRADE                                                      0.2%
SHORT-TERM INVESTMENT GRADE                                                25.6%
UNRATED                                                                     7.4%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of a Nationally Recognized Statistical Rating Organization (NRSRO). Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated", but are monitored and evaluated by USAA Asset Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes. Securities within the Short-Term Investment-Grade category are those that are ranked in the top two short-term credit ratings for the respective rating agency (which are A-1 and A-2 for S&P and P-1 and P-2 for Moody's, F1 and F2 for Fitch, and R-1 and R-2 for Dominion). Short-term ratings are generally assigned to those obligations considered short-term; such obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. The Below Investment-Grade category includes both long-term and short-term securities.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 18-31.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

o   CATEGORIES AND DEFINITIONS

    FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

    ADJUSTABLE-RATE NOTES -- similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS)   Principal and interest payments are insured by one of the following:
            ACA Financial Guaranty Corp., Assured Guaranty

================================================================================

16  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

            Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Bank of New York Mellon, Citibank, N.A., DEPFA Bank plc, Deutsche Postbank, Dexia Credit Local, JPMorgan Chase Bank, N.A., Key Bank, N.A., or Wells Fargo Bank, N.A.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Duke Realty Corp., Fannie Mae, or Texas Permanent School Fund.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    CSD     Central School District
    EDA     Economic Development Authority
    EDC     Economic Development Corp.
    ETM     Escrowed to final maturity
    IDA     Industrial Development Authority/Agency
    IDB     Industrial Development Board
    ISD     Independent School District
    MTA     Metropolitan Transportation Authority
    PRE     Prerefunded to a date prior to maturity
    USD     Unified School District

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

INVESTMENTS

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (47.6%)

            ALABAMA (0.3%)
$ 1,200     Montgomery Medical Clinic Board                        4.50%        3/01/2014     $    1,218
  2,480     Montgomery Medical Clinic Board                        4.50         3/01/2015          2,594
  2,595     Montgomery Medical Clinic Board                        4.50         3/01/2016          2,775
                                                                                              ----------
                                                                                                   6,587
                                                                                              ----------
            ARIZONA (0.5%)
  1,000     Pinal County Correctional Facilities IDA (INS)         5.25        10/01/2013          1,000
  1,710     Pinal County Correctional Facilities IDA (INS)         5.25        10/01/2014          1,765
  5,365     State (INS)                                            5.00        10/01/2015          5,803
  1,000     Yavapai County IDA                                     5.00         8/01/2019          1,097
  1,105     Yavapai County IDA                                     5.00         8/01/2020          1,212
                                                                                              ----------
                                                                                                  10,877
                                                                                              ----------
            CALIFORNIA (3.9%)
  5,000     Golden State Tobacco Securitization Corp.              5.00         6/01/2015          5,252
  7,000     Golden State Tobacco Securitization Corp.              5.00         6/01/2016          7,535
  3,000     Golden State Tobacco Securitization Corp.              5.00         6/01/2017          3,291
  1,125     Irvine                                                 5.00         9/02/2021          1,230
  5,000     Irvine USD Community Facilities District (INS)         5.00         9/01/2014          5,193
  3,730     Irvine USD Community Facilities District (INS)         5.00         9/01/2015          4,008
  5,885     Irvine USD Community Facilities District (INS)         5.00         9/01/2016          6,482
    500     Los Angeles County                                     5.00         3/01/2021            578
  1,000     Los Angeles County                                     5.00         9/01/2021          1,158
  3,785     Lynwood USD                                            1.10(a)      8/01/2014          3,767
 14,785     Public Works Board                                     5.00        10/01/2015         16,143
  2,000     Public Works Board                                     5.00         4/01/2019          2,335
  2,700     Public Works Board                                     5.00        11/01/2019          3,174
  1,000     Public Works Board                                     5.00         4/01/2020          1,172
  1,500     Public Works Board                                     5.00         4/01/2021          1,738
  2,000     Salinas USD (INS)                                      4.21(a)      6/01/2014          1,995
  1,000     Salinas USD (INS)                                      4.21(a)     10/01/2014            995
 15,000     State                                                  5.00        10/01/2017         17,323
                                                                                              ----------
                                                                                                  83,369
                                                                                              ----------
            COLORADO (0.7%)
    125     Beacon Point Metropolitan District
              (LOC - Compass Bank)                                 4.38        12/01/2015            125
  1,865     Denver Health and Hospital Auth.                       5.00        12/01/2014          1,943
  1,000     Denver Health and Hospital Auth.                       5.00        12/01/2015          1,073
  1,475     Denver Health and Hospital Auth.                       5.00        12/01/2016          1,617

================================================================================

18  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$ 2,000     Health Facilities Auth.                                5.00%        6/01/2015     $    2,133
    110     Health Facilities Auth. (ETM)                          5.00        11/15/2015            121
  1,890     Health Facilities Auth.                                5.00        11/15/2015          2,062
  2,840     Health Facilities Auth.                                5.00        11/15/2016          3,187
    160     Health Facilities Auth. (ETM)                          5.00        11/15/2016            182
  1,605     High Plains Metropolitan District
              (LOC - Compass Bank)                                 4.38        12/01/2015          1,652
                                                                                              ----------
                                                                                                  14,095
                                                                                              ----------
            CONNECTICUT (0.1%)
    500     West Haven                                             4.00         8/01/2014            511
  2,235     West Haven (INS)                                       5.00         8/01/2020          2,462
                                                                                              ----------
                                                                                                   2,973
                                                                                              ----------
            DISTRICT OF COLUMBIA (0.1%)
  2,245     Community Academy (INS)                                4.50         5/01/2017          2,252
                                                                                              ----------
            FLORIDA (3.7%)
  4,500     Gulf Breeze                                            3.10        12/01/2020          4,545
  1,385     Higher Educational Facilities Financing Auth.          5.00         4/01/2021          1,536
  1,000     Highlands County Health Facilities                     5.00        11/15/2014          1,052
  1,000     Highlands County Health Facilities                     5.00        11/15/2015          1,091
  1,235     Highlands County Health Facilities                     5.00        11/15/2016          1,386
  3,500     Highlands County Health Facilities                     5.00        11/15/2016          3,935
 10,000     Hurricane Catastrophe Fund Finance Corp.               5.00         7/01/2014         10,361
  1,000     Jacksonville                                           5.00        10/01/2019          1,160
  4,580     Jacksonville                                           5.00        10/01/2020          5,340
  1,720     Lee County IDA                                         3.75        10/01/2017          1,677
  3,165     Lee County IDA                                         4.75        10/01/2022          3,061
  1,775     Miami Beach Health Facilities Auth.                    5.00        11/15/2019          1,981
  1,250     Miami Beach Health Facilities Auth.                    5.00        11/15/2020          1,370
  7,500     Miami-Dade County IDA                                  3.75        12/01/2018          7,637
  2,000     Orange County Health Facilities Auth.                  5.00        10/01/2013          2,000
  1,200     Orange County Health Facilities Auth.                  5.00        10/01/2016          1,330
  2,000     Palm Beach County School Board (INS)                   5.00         8/01/2015          2,159
  3,290     Palm Beach County School Board                         5.50         8/01/2015          3,582
  2,820     Pinellas County Educational Facilities Auth.           4.00        10/01/2020          2,863
 10,000     Sunshine State Governmental Financing Commission       5.00         9/01/2017         11,393
  8,975     Sunshine State Governmental Financing Commission       5.00         9/01/2018         10,218
                                                                                              ----------
                                                                                                  79,677
                                                                                              ----------
            GEORGIA (0.8%)
  3,000     Fulton County Dev. Auth. (ETM)                         4.00        11/15/2016          3,306
  3,000     Municipal Electric Auth.                               5.00         1/01/2016          3,286
  3,415     Private Colleges and Universities Auth.                5.00        10/01/2018          3,762
  1,265     Private Colleges and Universities Auth.                5.00        10/01/2019          1,397

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                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$ 1,255     Private Colleges and Universities Auth.                5.00%       10/01/2019     $    1,385
  3,770     Private Colleges and Universities Auth.                5.00        10/01/2020          4,165
                                                                                              ----------
                                                                                                  17,301
                                                                                              ----------
            GUAM (0.2%)
  1,000     Education Financing Foundation                         4.00        10/01/2013          1,000
    760     Education Financing Foundation                         5.00        10/01/2014            772
  1,000     Power Auth.                                            5.00        10/01/2019          1,148
  1,500     Power Auth.                                            5.00        10/01/2020          1,728
                                                                                              ----------
                                                                                                   4,648
                                                                                              ----------
            ILLINOIS (4.0%)
 20,000     Chicago (INS)                                          3.18(a)      1/01/2018         17,321
 15,000     Chicago Board of Education (INS)                       2.54(a)     12/01/2013         14,983
  7,140     Finance Auth.                                          4.50         2/15/2016          7,563
  3,720     Finance Auth.                                          5.25         5/01/2016          4,027
  5,940     Finance Auth.                                          4.50         2/15/2017          6,359
  1,000     Finance Auth.                                          5.00         7/01/2018          1,090
  2,410     Finance Auth.                                          5.00         8/15/2018          2,716
  1,000     Finance Auth.                                          5.00         7/01/2019          1,079
  1,420     Finance Auth.                                          5.00         7/01/2020          1,524
    490     Housing Dev. Auth.                                     4.15         1/01/2014            493
    130     Housing Dev. Auth.                                     4.20         1/01/2014            131
    450     Housing Dev. Auth.                                     4.15         7/01/2014            458
    565     Housing Dev. Auth.                                     4.20         7/01/2015            584
    305     Housing Dev. Auth.                                     4.30         1/01/2016            317
    140     Housing Dev. Auth.                                     4.35         1/01/2016            146
  5,000     Railsplitter Tobacco Settlement Auth.                  5.00         6/01/2016          5,486
  6,500     Railsplitter Tobacco Settlement Auth.                  5.00         6/01/2018          7,315
  4,160     Railsplitter Tobacco Settlement Auth.                  5.25         6/01/2020          4,724
  1,090     Railsplitter Tobacco Settlement Auth.                  5.25         6/01/2021          1,230
  3,000     State (INS)                                            5.00         1/01/2016          3,238
  5,000     State                                                  4.50         6/15/2016          5,475
                                                                                              ----------
                                                                                                  86,259
                                                                                              ----------
            INDIANA (2.5%)
 10,000     Finance Auth.                                          4.90         1/01/2016         10,750
 10,000     Finance Auth.                                          2.20         2/01/2016         10,036
 20,000     Jasper County (INS)                                    5.60        11/01/2016         22,122
 10,000     Whiting Environmental Facilities                       5.00         7/01/2017         11,333
                                                                                              ----------
                                                                                                  54,241
                                                                                              ----------
            IOWA (0.5%)
 10,000     Finance Auth. (INS)                                    5.00         7/01/2014         10,327
                                                                                              ----------

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20  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            KANSAS (0.1%)
$ 2,000     La Cygne (INS)                                         4.05%        3/01/2015     $    2,100
                                                                                              ----------
            LOUISIANA (0.5%)
  1,500     Office Facilities Corp.                                5.00         3/01/2016          1,646
  3,455     Public Facilities Auth.                                2.88        11/01/2015          3,548
  5,000     Tobacco Settlement Financing Corp.                     5.00         5/15/2022          5,564
                                                                                              ----------
                                                                                                  10,758
                                                                                              ----------
            MAINE (0.1%)
  2,500     Jay                                                    4.85         5/01/2019          2,564
                                                                                              ----------
            MARYLAND (0.5%)
 10,000     Anne Arundel County                                    4.10         7/01/2014         10,069
                                                                                              ----------
            MASSACHUSETTS (0.9%)
 11,500     Dev. Finance Agency                                    2.88        10/01/2014         11,811
    600     Dev. Finance Agency                                    5.00         1/01/2015            626
    630     Dev. Finance Agency                                    5.00         1/01/2016            674
    835     Dev. Finance Agency                                    5.00         1/01/2017            907
  1,065     Dev. Finance Agency                                    5.00         1/01/2018          1,175
  1,395     Dev. Finance Agency                                    5.00         1/01/2019          1,533
  2,015     Health and Educational Facilities Auth.                5.00         7/01/2016          2,189
                                                                                              ----------
                                                                                                  18,915
                                                                                              ----------
            MICHIGAN (1.9%)
 25,000     Dickinson County EDC                                   4.80        11/01/2018         25,721
  2,165     Grand Traverse County Hospital Finance Auth.           5.00         7/01/2018          2,481
  2,625     Grand Traverse County Hospital Finance Auth.           5.00         7/01/2019          3,019
  1,000     Hospital Finance Auth.                                 5.00        11/15/2014          1,038
  1,000     Hospital Finance Auth.                                 5.00        11/15/2015          1,068
  6,440     Housing Dev. Auth.                                     1.00        10/01/2014          6,451
                                                                                              ----------
                                                                                                  39,778
                                                                                              ----------
            MINNESOTA (0.4%)
  5,000     Agricultural and Economic Development Board(b)         4.75         2/15/2015          5,040
  1,335     Agricultural and Economic Development Board (INS)      5.00         2/15/2015          1,410
    565     Agricultural and Economic Development Board (INS)      5.00         2/15/2016            616
  1,000     Higher Education Facilities Auth.                      4.00         4/01/2015          1,053
    250     St. Paul Housing and Redevelopment Auth.               5.00         5/15/2014            257
    250     St. Paul Housing and Redevelopment Auth.               5.00         5/15/2015            266
    300     St. Paul Housing and Redevelopment Auth.               5.00         5/15/2016            328
    325     St. Paul Housing and Redevelopment Auth.               5.25         5/15/2017            360
                                                                                              ----------
                                                                                                   9,330
                                                                                              ----------

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                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            MISSISSIPPI (0.4%)
$ 2,280     Hospital Equipment and Facilities Auth.                5.00%        8/15/2014     $    2,363
  2,960     Hospital Equipment and Facilities Auth.                5.00        12/01/2014          3,070
  1,000     Hospital Equipment and Facilities Auth.                5.00         8/15/2015          1,071
  2,000     Hospital Equipment and Facilities Auth.                5.00         8/15/2016          2,197
                                                                                              ----------
                                                                                                   8,701
                                                                                              ----------
            MISSOURI (0.3%)
  1,135     Cape Girardeau County IDA                              5.00         6/01/2014          1,158
  1,000     Cape Girardeau County IDA                              5.00         6/01/2017          1,078
  1,055     Joint Municipal Electric Utility Commission (INS)      5.00         1/01/2015          1,100
  3,630     Riverside IDA (INS)                                    4.50         5/01/2016          3,838
                                                                                              ----------
                                                                                                   7,174
                                                                                              ----------
            NEW JERSEY (7.1%)
 12,800     Atlantic City                                          1.50         2/04/2014         12,813
  6,000     Berkeley Township                                      1.50        12/19/2013          6,009
  8,064     Bridgeton                                              1.50         2/28/2014          8,083
  2,219     East Rutherford                                        2.00         3/20/2014          2,226
 10,000     EDA                                                    5.25         9/01/2019         11,662
  5,000     EDA                                                    5.00         6/15/2020          5,533
  7,000     EDA                                                    5.00         6/15/2021          7,691
  5,055     Health Care Facilities Financing Auth.                 4.00        11/15/2016          5,415
  2,000     Health Care Facilities Financing Auth.                 5.00         7/01/2018          2,270
  2,000     Health Care Facilities Financing Auth.                 5.00         7/01/2019          2,273
  2,000     Health Care Facilities Financing Auth.                 5.00         7/01/2020          2,279
 17,580     Jersey City                                            1.50        12/13/2013         17,619
  5,965     Jersey City                                            2.00        12/13/2013          5,976
  1,500     Lyndhurst Township                                     1.50         2/14/2014          1,503
  3,320     Lyndhurst Township                                     1.75         3/20/2014          3,334
  5,000     Newark                                                 2.00        12/11/2013          5,010
  1,080     Newark                                                 2.00        12/11/2013          1,082
  6,000     Newark                                                 1.50         2/20/2014          6,005
  5,000     Seaside Heights                                        2.00        12/19/2013          5,008
  9,745     Tobacco Settlement Financing Corp.                     5.00         6/01/2014          9,957
  9,640     Transportation Trust Fund Auth.                        5.75         9/15/2014          9,684
 15,000     Transportation Trust Fund Auth. (PRE)                  5.25        12/15/2017         16,605
  4,400     Wall Township                                          1.50         4/11/2014          4,414
                                                                                              ----------
                                                                                                 152,451
                                                                                              ----------
            NEW MEXICO (0.0%)
    900     Sandoval County                                        4.00         6/01/2015            922
                                                                                              ----------
            NEW YORK (7.4%)
  1,000     Albany IDA                                             5.50        11/15/2013          1,007
  3,500     Albany IDA                                             4.25        11/15/2014          3,647

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22  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$ 4,480     Albany IDA                                             5.00%       11/15/2015     $    4,877
  3,030     Corning Town                                           1.25         8/20/2014          3,037
  3,010     Dormitory Auth.                                        5.00         7/01/2014          3,117
  1,865     Dormitory Auth.                                        5.00         7/01/2014          1,911
  5,000     Dormitory Auth.                                        5.20         2/15/2015          5,021
  3,145     Dormitory Auth.                                        5.00         7/01/2015          3,390
  4,095     Dormitory Auth.                                        5.00         7/01/2015          4,411
  2,000     Dormitory Auth.                                        4.00         8/15/2015          2,127
    720     Dormitory Auth.                                        4.00         2/15/2016            774
  3,295     Dormitory Auth.                                        5.00         7/01/2016          3,649
  2,000     Dormitory Auth.                                        5.00         7/01/2016          2,144
  4,430     East Ramapo CSD                                        1.75        10/25/2013          4,432
  2,000     Environmental Facilities Corp.                         2.75         7/01/2017          2,022
  3,786     Glen Cove                                              2.50        10/24/2013          3,787
  7,203     Glen Cove                                              2.50         1/10/2014          7,218
  3,020     Long Beach                                             3.00        12/20/2013          3,027
  3,000     Long Island Power Auth.                                5.25         6/01/2014          3,094
 20,000     New York City                                          5.00         8/01/2016         22,426
  1,510     Newburgh                                               3.50         8/07/2014          1,513
 10,000     Rockland County                                        2.25         3/14/2014         10,033
    180     Rockland County                                        2.00         4/09/2014            180
  2,350     Rockland County                                        2.00         6/05/2014          2,358
 10,000     Rockland County                                        1.75         6/27/2014         10,004
    500     Rockland County                                        4.00        12/15/2015            525
  1,345     Rockland County                                        3.50        10/01/2016          1,409
    550     Rockland County                                        5.00        12/15/2016            602
  1,410     Rockland County                                        3.50        10/01/2017          1,471
    550     Rockland County                                        5.00        12/15/2017            607
  1,475     Rockland County                                        3.50        10/01/2018          1,510
    550     Rockland County                                        5.00        12/15/2018            602
  1,520     Rockland County                                        3.50        10/01/2019          1,540
  1,575     Rockland County                                        3.50        10/01/2020          1,571
  6,500     Solvay                                                 1.50         2/06/2014          6,511
  2,000     St. Lawrence County                                    1.50         8/29/2014          2,009
  2,500     Suffolk County EDC                                     5.00         7/01/2019          2,813
  2,640     Suffolk County EDC                                     5.00         7/01/2020          2,973
  8,654     Utica                                                  1.50         5/08/2014          8,686
  3,000     Westchester County Health Care Corp.                   5.00        11/01/2015          3,246
  3,930     Yonkers                                                5.00        10/01/2017          4,392
  7,310     Yonkers                                                5.00        10/01/2018          8,229
                                                                                              ----------
                                                                                                 157,902
                                                                                              ----------
            NORTH CAROLINA (0.4%)
  2,000     Eastern Municipal Power Agency                         5.00         1/01/2016          2,193
  2,100     Medical Care Commission                                4.38         7/01/2017          2,232

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$ 3,855     Medical Care Commission                                5.00%        7/01/2018     $    4,404
                                                                                              ----------
                                                                                                   8,829
                                                                                              ----------
            OHIO (0.9%)
  4,515     American Municipal Power, Inc.                         5.00         2/15/2017          5,080
  4,500     Buckeye Tobacco Settlement Financing Auth.             5.00         6/01/2015          4,726
  5,300     Coventry Local School District                         1.75         1/15/2014          5,312
  1,530     Hancock County                                         4.00        12/01/2016          1,640
  1,875     Hancock County                                         4.25        12/01/2017          2,044
                                                                                              ----------
                                                                                                  18,802
                                                                                              ----------
            OKLAHOMA (0.1%)
  1,580     Cherokee Nation (INS)(b)                               4.30        12/01/2016          1,675
  1,090     Norman Regional Hospital Auth. (INS)                   5.00         9/01/2014          1,107
                                                                                              ----------
                                                                                                   2,782
                                                                                              ----------
            PENNSYLVANIA (2.4%)
 12,250     Allegheny County Hospital Dev. Auth.                   5.00         5/15/2016         13,543
  7,975     Coatesville School District                            3.46(a)      8/15/2018          6,784
  1,165     Coatesville School District                            3.86(a)      8/15/2019            942
  5,305     Coatesville School District                            4.13(a)      8/15/2020          4,055
  1,980     Cumberland County Municipal Auth.                      3.25        12/01/2022          1,867
  1,065     Delaware County                                        4.00        10/01/2015          1,109
  1,110     Delaware County                                        4.00        10/01/2016          1,168
  1,155     Delaware County                                        5.00        10/01/2017          1,257
  1,195     Delaware County                                        5.00        10/01/2018          1,301
  3,740     Higher Educational Facilities Auth.                    5.00         5/15/2016          4,135
  1,500     Montgomery County IDA                                  5.00        11/15/2016          1,643
  2,000     Montgomery County IDA                                  5.00        11/15/2017          2,169
  5,175     St. Mary Hospital Auth.                                4.00        11/15/2016          5,578
  5,170     St. Mary Hospital Auth.                                4.00        11/15/2016          5,573
                                                                                              ----------
                                                                                                  51,124
                                                                                              ----------
            PUERTO RICO (0.8%)
 14,000     Government Dev. Bank (INS)                             4.75        12/01/2015         13,770
  2,000     Industrial, Tourist, Educational, Medical and
              Environmental Control Facilities Financing Auth.     5.00         4/01/2017          1,979
  1,000     Industrial, Tourist, Educational, Medical and
              Environmental Control Facilities Financing Auth.     5.00         4/01/2019            959
    700     Industrial, Tourist, Educational, Medical and
              Environmental Control Facilities Financing Auth.     4.00         4/01/2020            622
                                                                                              ----------
                                                                                                  17,330
                                                                                              ----------
            SOUTH CAROLINA (1.8%)
  1,485     Association of Governmental Organizations
              Educational Facilities Corp. (INS)                   4.00        12/01/2016          1,576

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24  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$23,000     Berkeley County                                        4.88%       10/01/2014     $   23,752
  1,000     Lexington County Health Services District, Inc.        5.00        11/01/2014          1,045
  3,950     Piedmont Municipal Power Agency                        5.00         1/01/2015          4,170
  7,715     Piedmont Municipal Power Agency                        5.00         1/01/2016          8,426
                                                                                              ----------
                                                                                                  38,969
                                                                                              ----------
            TENNESSEE (0.1%)
  2,750     Shelby County Health, Educational, and Housing
              Facility Board                                       5.00         9/01/2014          2,864
                                                                                              ----------
            TEXAS (2.9%)
  5,170     Brazos River Auth.                                     4.90        10/01/2015          5,493
  3,000     Dallas Fort Worth International Airport                5.00        11/01/2016          3,361
  1,335     Gregg County Health Facilities Dev. Corp.              5.00        10/01/2015          1,421
  2,105     Gregg County Health Facilities Dev. Corp.              5.00        10/01/2016          2,289
  6,035     Harris County Cultural Education Facilities            5.00         2/15/2015          6,386
  4,500     Harris County Cultural Education Facilities            5.00         2/15/2016          4,914
    535     Midlothian Dev. Auth. (INS)                            5.00        11/15/2013            536
    560     Midlothian Dev. Auth. (INS)                            5.00        11/15/2014            571
    390     Midlothian Dev. Auth. (INS)                            5.00        11/15/2015            401
  1,000     Northwest ISD (NBGA)                                   4.07(a)      2/15/2014            999
  7,175     Red River Auth.                                        4.45         6/01/2020          7,664
  1,000     San Leanna Education Facilities Corp.                  5.00         6/01/2015          1,058
  1,585     San Leanna Education Facilities Corp.                  5.00         6/01/2017          1,745
  1,220     Tarrant County Cultural Education Facilities
              Finance Corp.                                        5.00        11/15/2013          1,226
  1,100     Tarrant County Cultural Education Facilities
              Finance Corp.                                        5.25        11/15/2013          1,103
    595     Tarrant County Cultural Education Facilities
              Finance Corp.                                        4.63        11/15/2014            609
  1,265     Tarrant County Cultural Education Facilities
              Finance Corp.                                        5.25        11/15/2014          1,288
  1,470     Tarrant County Cultural Education Facilities
              Finance Corp.                                        5.00         5/15/2015          1,527
  1,250     Tarrant County Cultural Education Facilities
              Finance Corp.                                        5.75        11/15/2015          1,279
  1,000     Tarrant County Cultural Education Facilities
              Finance Corp.                                        5.00        11/15/2017          1,094
  2,810     Tyler Health Facilities Dev. Corp.                     5.00        11/01/2013          2,820
  4,575     Tyler Health Facilities Dev. Corp.                     5.00        11/01/2014          4,767
  3,360     Tyler Health Facilities Dev. Corp.                     5.00        11/01/2015          3,606
  6,155     Tyler Health Facilities Dev. Corp.                     5.25        11/01/2016          6,798
                                                                                              ----------
                                                                                                  62,955
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            U.S. VIRGIN ISLANDS (0.2%)
$ 2,250     Water and Power Auth.                                  4.75%       7/01/2015      $    2,290
  2,700     Water and Power Auth.                                  4.75        7/01/2016           2,761
                                                                                              ----------
                                                                                                   5,051
                                                                                              ----------
            VIRGINIA (0.5%)
  3,200     Housing Dev. Auth.                                     3.05        3/01/2018           3,345
  3,200     Housing Dev. Auth.                                     3.05        9/01/2018           3,344
  3,506     Marquis Community Dev. Auth., acquired
              3/01/2012; cost $2,736(b),(c)                        5.10        9/01/2036           2,641
  5,111     Marquis Community Dev. Auth., acquired
              3/01/2012; cost $444(b),(c)                          5.63(a)     9/01/2041             484
                                                                                              ----------
                                                                                                   9,814
                                                                                              ----------
            WEST VIRGINIA (0.5%)
 10,000     EDA                                                    3.25        5/01/2019          10,132
                                                                                              ----------
            WISCONSIN (0.1%)
  1,200     Health and Educational Facilities Auth.                5.00        8/15/2021           1,353
                                                                                              ----------
            Total Fixed-Rate Instruments (cost: $989,389)                                      1,023,275
                                                                                              ----------

            PUT BONDS (24.3%)

            ALABAMA (0.2%)
  5,000     Mobile IDB                                             5.00        6/01/2034           5,306
                                                                                              ----------
            ARIZONA (3.3%)
 16,000     Health Facilities Auth.                                1.92(d)     2/01/2048          15,601
 20,000     Health Facilities Auth.                                1.92(d)     2/01/2048          19,398
 20,400     Maricopa County Pollution Control Corp.                4.00        6/01/2043          21,166
 15,000     Navajo County                                          5.50        6/01/2034          15,462
                                                                                              ----------
                                                                                                  71,627
                                                                                              ----------
            CALIFORNIA (4.2%)
  5,000     Bay Area Toll Auth.                                    0.98(d)     4/01/2045           4,993
 15,000     Bay Area Toll Auth.                                    0.77(d)     4/01/2047          14,990
  4,000     Contra Costa Transportation Auth.                      0.49(d)     3/01/2034           3,988
  5,585     Economic Recovery                                      4.00        7/01/2023           5,739
 11,875     Economic Recovery                                      5.00        7/01/2023          12,301
  5,000     Health Facilities Financing Auth.                      5.00        7/01/2027           5,169
 20,000     Hemet USD                                              0.92(d)    10/01/2036          20,000
  5,000     Municipal Finance Auth.                                0.70        2/01/2039           4,979
  3,750     Pollution Control Financing Auth.(b)                   0.70        8/01/2024           3,750
  6,925     Sacramento USD (INS)                                   3.07(d)     3/01/2040           6,954
  4,000     Twin Rivers USD (INS)                                  3.20        6/01/2027           4,000
  4,000     Twin Rivers USD (INS)                                  3.20        6/01/2035           4,000
                                                                                              ----------
                                                                                                  90,863
                                                                                              ----------

================================================================================

26  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            COLORADO (1.1%)
$ 3,000     E-470 Public Highway Auth.                             1.82%(d)     9/01/2039     $    3,001
 10,000     E-470 Public Highway Auth.                             2.79(d)      9/01/2039         10,028
 10,500     Health Facilities Auth.                                4.00        10/01/2040         11,253
                                                                                              ----------
                                                                                                  24,282
                                                                                              ----------
            FLORIDA (0.7%)
  5,000     Miami-Dade County IDA                                  4.00        10/01/2018          5,154
  6,000     Miami-Dade County School Board                         5.00         5/01/2032          6,613
  2,500     Palm Beach County School Board                         5.00         8/01/2032          2,780
                                                                                              ----------
                                                                                                  14,547
                                                                                              ----------
            GEORGIA (0.7%)
 10,000     Appling County Dev. Auth                               2.40         1/01/2038          9,668
  5,000     Monroe County Dev. Auth.                               2.00         9/01/2037          4,955
                                                                                              ----------
                                                                                                  14,623
                                                                                              ----------
            ILLINOIS (0.9%)
 15,000     Chicago Board of Education                             0.90(d)      3/01/2036         15,068
  1,250     Educational Facilities Auth.                           4.13         3/01/2030          1,332
  2,500     Educational Facilities Auth.                           3.40        11/01/2036          2,620
                                                                                              ----------
                                                                                                  19,020
                                                                                              ----------
            INDIANA (0.4%)
  3,460     Plainfield (NBGA)                                      4.88         2/01/2035          3,483
  5,000     Whiting Environmental Facilities                       2.80         6/01/2044          5,076
                                                                                              ----------
                                                                                                   8,559
                                                                                              ----------
            LOUISIANA (0.7%)
 10,000     De Soto Parish                                         3.25         1/01/2019         10,219
  4,000     St. Charles Parish                                     4.00        12/01/2040          3,997
                                                                                              ----------
                                                                                                  14,216
                                                                                              ----------
            MASSACHUSETTS (0.2%)
  5,000     Dev. Finance Agency                                    0.65(d)     10/01/2040          4,993
                                                                                              ----------
            MICHIGAN (0.9%)
 10,000     Hospital Finance Auth.                                 5.50        12/01/2034         10,090
  8,000     Strategic Fund Ltd.                                    5.25         8/01/2029          8,318
                                                                                              ----------
                                                                                                  18,408
                                                                                              ----------
            NEW JERSEY (0.7%)
  5,000     EDA (PRE)                                              5.00         9/01/2029          5,446
 10,000     Turnpike Auth.                                         0.75(d)      1/01/2024          9,904
                                                                                              ----------
                                                                                                  15,350
                                                                                              ----------
            NEW MEXICO (0.6%)
 11,600     Farmington                                             2.88         4/01/2029         11,952
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            NEW YORK (0.6%)
$10,000     MTA                                                    0.96%(d)    11/01/2030     $   10,008
  2,000     New York City                                          0.62(d)      8/01/2025          1,996
                                                                                              ----------
                                                                                                  12,004
                                                                                              ----------
            OHIO (1.0%)
  9,000     Air Quality Dev. Auth.                                 2.25         8/01/2029          8,820
  4,000     Air Quality Dev. Auth.                                 3.88        12/01/2038          4,070
  9,405     Water Dev. Auth.                                       3.38         7/01/2033          9,479
                                                                                              ----------
                                                                                                  22,369
                                                                                              ----------
            PENNSYLVANIA (2.9%)
 10,000     Beaver County IDA                                      4.75         8/01/2020         10,984
  7,000     Beaver County IDA                                      2.20         1/01/2035          6,864
  5,100     Beaver County IDA                                      2.70         4/01/2035          4,921
  7,575     Berks County Municipal Auth.                           1.57(d)     11/01/2039          7,493
  2,000     Economic Dev. Financing Auth.                          1.75        12/01/2033          1,993
 17,500     Economic Dev. Financing Auth.                          3.00        12/01/2038         18,027
  3,000     Economic Dev. Financing Auth.                          3.00        12/01/2038          3,090
  2,000     Economic Dev. Financing Auth.                          3.38        12/01/2040          2,069
  7,000     Northampton County General Purpose Auth.               1.47(d)      8/15/2043          6,873
                                                                                              ----------
                                                                                                  62,314
                                                                                              ----------
            TEXAS (3.4%)
  5,095     Gateway Public Facility Corp. (NBGA)                   4.55         7/01/2034          5,246
 10,000     Harris County Cultural Education Facilities
              Finance Corp.                                        1.12(d)     11/15/2045         10,027
 40,000     Mission EDC                                            0.85         1/01/2020         40,000
 12,000     North Texas Tollway Auth.                              5.75         1/01/2038         13,245
  5,000     Transportation Commission                              1.25         8/15/2042          5,019
                                                                                              ----------
                                                                                                  73,537
                                                                                              ----------
            VIRGINIA (0.4%)
  8,000     Louisa IDA                                             5.38        11/01/2035          8,071
                                                                                              ----------
            WEST VIRGINIA (0.2%)
  5,000     EDA                                                    3.13         3/01/2043          5,128
                                                                                              ----------
            WISCONSIN (1.2%)
 10,000     Health and Educational Facilities Auth.                4.75         8/15/2025         10,321
 14,350     Health and Educational Facilities Auth.                5.13         8/15/2027         15,779
                                                                                              ----------
                                                                                                  26,100
                                                                                              ----------
            Total Put Bonds (cost: $515,174)                                                     523,269
                                                                                              ----------

================================================================================

28  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            ADJUSTABLE-RATE NOTES (0.8%)

            PENNSYLVANIA (0.6%)
$ 6,000     Turnpike Commission                                    1.22%       12/01/2019     $    5,995
  6,000     Turnpike Commission                                    1.34        12/01/2020          5,990
                                                                                              ----------
                                                                                                  11,985
                                                                                              ----------
            TEXAS (0.2%)
  1,750     Harris County Cultural Education Facilities
              Finance Corp.                                        0.67         6/01/2018          1,749
  2,250     Harris County Cultural Education Facilities
              Finance Corp.                                        0.77         6/01/2019          2,246
                                                                                              ----------
                                                                                                   3,995
                                                                                              ----------
            Total Adjustable-Rate Notes (cost: $16,000)                                           15,980
                                                                                              ----------

            VARIABLE-RATE DEMAND NOTES (27.9%)

            ARIZONA (0.9%)
  9,295     Pima County IDA (LIQ)(b)                               0.22         7/01/2033          9,295
 11,000     Verrado Western Overlay Community
              Facilities District (LOC - Compass Bank)             1.50         7/01/2029         11,000
                                                                                              ----------
                                                                                                  20,295
                                                                                              ----------
            CALIFORNIA (5.8%)
 26,050     Golden State Tobacco Securitization Corp.
              (INS)(LIQ)(b)                                        0.47         6/01/2045         26,050
  8,515     Hacienda La Puente USD (LIQ)(LOC - Dexia
              Credit Local)(b)                                     0.51         8/01/2024          8,515
  9,465     Inglewood USD (LIQ)(LOC - Dexia Credit Local)(b)       0.51        10/15/2023          9,465
 26,760     State (LIQ)(LOC - Dexia Credit Local)(b)               0.50         8/01/2027         26,760
 17,900     State (LIQ)(LOC - Dexia Credit Local)(b)               0.50         8/01/2027         17,900
  1,300     Statewide Communities Dev. Auth. (LIQ)
              (LOC - Citibank, N.A.)(b)                            0.57        12/14/2016          1,300
 23,800     Statewide Communities Dev. Auth. (LIQ)
              (LOC - Citibank, N.A.)(b)                            0.57         9/06/2035         23,800
 11,445     Victorville Joint Powers Financing Auth.
              (LOC - BNP Paribas)                                  1.57         5/01/2040         11,445
                                                                                              ----------
                                                                                                 125,235
                                                                                              ----------
            COLORADO (0.4%)
  8,915     Arista Metropolitan District (LOC - Compass Bank)      1.50        12/01/2030          8,915
                                                                                              ----------
            FLORIDA (0.5%)
 10,000     Miami-Dade County School Board (INS)(LIQ)(b)           0.32         5/01/2016         10,000
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            GEORGIA (0.5%)
$10,550     Atlanta (INS)(LIQ)(b)                                  0.37%       11/01/2043     $   10,550
                                                                                              ----------
            IDAHO (0.9%)
 19,885     American Falls Reservoir District                      0.50         2/01/2025         19,885
                                                                                              ----------
            ILLINOIS (2.5%)
 19,570     Chicago (LIQ)(b)                                       0.27         1/01/2015         19,570
 34,100     State (LIQ)                                            2.00        10/01/2033         34,100
                                                                                              ----------
                                                                                                  53,670
                                                                                              ----------
            KENTUCKY (0.9%)
 15,000     Economic Dev. Finance Auth. (INS)(LIQ)(b)              0.32         6/01/2016         15,000
  4,060     Economic Dev. Finance Auth. (INS)(LIQ)                 0.32         8/01/2018          4,060
                                                                                              ----------
                                                                                                  19,060
                                                                                              ----------
            LOUISIANA (3.8%)
 28,000     St. James Parish (LOC - Natixis S.A.)                  0.43        11/01/2039         28,000
 29,000     St. James Parish                                       0.34        11/01/2040         29,000
 25,000     St. James Parish                                       0.35        11/01/2040         25,000
                                                                                              ----------
                                                                                                  82,000
                                                                                              ----------
            MAINE (1.1%)
 23,285     Health & Higher Educational Facilities
             Auth. (INS)(LIQ)                                      0.35         7/01/2036         23,285
                                                                                              ----------
            NEW JERSEY (3.5%)
 28,015     EDA (LIQ)(LOC - Dexia Credit Local)(b)                 0.47         9/01/2022         28,015
 10,550     EDA (LIQ)(LOC - Dexia Credit Local)(b)                 0.47         9/01/2025         10,550
  2,600     EDA (LOC - Valley National Bank)                       0.75         3/01/2031          2,600
  7,135     EDA (LOC - Valley National Bank)                       0.42        11/01/2031          7,135
  6,435     EDA (LOC - Sovereign Bank)                             0.75         5/15/2033          6,435
  9,275     EDA (LOC - Valley National Bank)                       0.30        11/01/2040          9,275
 12,465     EDA (LOC - Valley National Bank)                       0.30        11/01/2040         12,465
                                                                                              ----------
                                                                                                  76,475
                                                                                              ----------
            NEW YORK (0.2%)
  4,745     Ulster County IDA (LOC - Sovereign Bank)               0.75         9/15/2037          4,745
                                                                                              ----------
            PENNSYLVANIA (4.4%)
 11,000     Butler County General Auth. (INS)(LIQ)                 0.30         9/01/2027         11,000
 10,000     Delaware Valley Regional Finance Auth.
              (LOC - Bayerische Landesbank)                        0.31        12/01/2020         10,000
 13,750     Delaware Valley Regional Finance Auth.
              (LOC - Bayerische Landesbank)                        0.29         6/01/2042         13,750
 39,600     Emmaus General Auth. (INS)(LIQ)                        0.35        12/01/2028         39,600
 20,000     Luzerne County (INS)(LIQ)                              0.65        11/15/2026         20,000
                                                                                              ----------
                                                                                                  94,350
                                                                                              ----------

================================================================================

30  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            TEXAS (0.8%)
$ 4,095     Weslaco Health Facilities Dev. Corp.
              (LOC - Compass Bank)                                 0.72%        6/01/2031     $    4,095
 12,220     Weslaco Health Facilities Dev. Corp.
              (LOC - Compass Bank)                                 0.72         6/01/2038         12,220
                                                                                              ----------
                                                                                                  16,315
                                                                                              ----------
            WASHINGTON (1.7%)
 35,765     Health Care Facilities Auth. (INS)(LIQ)                0.45        12/01/2036         35,765
                                                                                              ----------
            Total Variable-Rate Demand Notes (cost: $600,545)                                    600,545
                                                                                              ----------

            TOTAL INVESTMENTS (COST: $2,121,108)                                              $2,163,069
                                                                                              ==========

-------------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                   IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS               INPUTS          INPUTS         TOTAL
-------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                            $-           $1,023,275              $-    $1,023,275
Put Bonds                                          -              523,269               -       523,269
Adjustable-Rate Notes                              -               15,980               -        15,980
Variable-Rate Demand Notes                         -              600,545               -       600,545
-------------------------------------------------------------------------------------------------------
Total                                             $-           $2,163,069              $-    $2,163,069
-------------------------------------------------------------------------------------------------------

For the period of April 1, 2013, through September 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at September 30, 2013, was $3,125,000, which represented 0.1% of the Fund's net assets.

    (d) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at September 30, 2013.

See accompanying notes to financial statements.

================================================================================

32  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $2,121,108)       $2,163,069
  Cash                                                                       1,978
  Receivables:
    Capital shares sold                                                      3,125
    Interest                                                                16,780
                                                                        ----------
      Total assets                                                       2,184,952
                                                                        ----------
LIABILITIES
  Payables:
    Securities purchased                                                    30,000
    Capital shares redeemed                                                  3,478
    Dividends on capital shares                                                472
  Accrued management fees                                                      578
  Accrued transfer agent's fees                                                 30
  Other accrued expenses and payables                                           54
                                                                        ----------
      Total liabilities                                                     34,612
                                                                        ----------
        Net assets applicable to capital shares outstanding             $2,150,340
                                                                        ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $2,128,225
  Accumulated undistributed net investment income                                2
  Accumulated net realized loss on investments                             (19,848)
  Net unrealized appreciation of investments                                41,961
                                                                        ----------
        Net assets applicable to capital shares outstanding             $2,150,340
                                                                        ==========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $2,140,956/199,951
      shares outstanding)                                               $    10.71
                                                                        ==========
    Adviser Shares (net assets of $9,384/877 shares outstanding)        $    10.71
                                                                        ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  33

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                       $ 26,285
                                                                        --------
EXPENSES
  Management fees                                                          3,629
  Administration and servicing fees:
    Fund Shares                                                            1,627
    Adviser Shares                                                             6
  Transfer agent's fees:
    Fund Shares                                                              425
  Distribution and service fees (Note 6E):
    Adviser Shares                                                            11
  Custody and accounting fees:
    Fund Shares                                                              127
  Postage:
    Fund Shares                                                               16
  Shareholder reporting fees:
    Fund Shares                                                               16
  Trustees' fees                                                               7
  Registration fees:
    Fund Shares                                                               21
    Adviser Shares                                                            14
  Professional fees                                                           61
  Other                                                                       16
                                                                        --------
      Total expenses                                                       5,976
  Expenses reimbursed:
    Adviser Shares                                                           (12)
                                                                        --------
      Net expenses                                                         5,964
                                                                        --------
NET INVESTMENT INCOME                                                     20,321
                                                                        --------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss                                                         (223)
  Change in net unrealized appreciation/depreciation                     (26,190)
                                                                        --------
      Net realized and unrealized loss                                   (26,413)
                                                                        --------
  Decrease in net assets resulting from operations                      $ (6,092)
                                                                        ========

See accompanying notes to financial statements.

================================================================================

34  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended September 30, 2013 (unaudited), and year ended March 31, 2013

--------------------------------------------------------------------------------

                                                            9/30/2013        3/31/2013
--------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                    $   20,321       $   44,326
  Net realized gain (loss) on investments                        (223)             376
  Change in net unrealized appreciation/depreciation of
    investments                                               (26,190)           6,322
                                                           ---------------------------
    Increase (decrease) in net assets resulting
      from operations                                          (6,092)          51,024
                                                           ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                               (20,117)         (44,079)
    Adviser Shares                                                (67)            (115)
                                                           ---------------------------
      Distributions to shareholders                           (20,184)         (44,194)
                                                           ---------------------------
NET INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Fund Shares                                                 (18,612)          54,810
  Adviser Shares                                                2,883              574
                                                           ---------------------------
    Total net increase (decrease) in net assets
      from capital share transactions                         (15,729)          55,384
                                                           ---------------------------
  Net increase (decrease) in net assets                       (42,005)          62,214

NET ASSETS
  Beginning of period                                       2,192,345        2,130,131
                                                           ---------------------------
  End of period                                            $2,150,340       $2,192,345
                                                           ===========================
Accumulated undistributed (overdistribution of) net
  investment income:
  End of period                                            $        2       $     (135)
                                                           ===========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Short-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

The Fund consists of two classes of shares: Tax Exempt Short-Term Fund Shares (Fund Shares) and Tax Exempt Short-Term Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's

================================================================================

36  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

   valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

   3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs

================================================================================

38  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

    that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note 1A1.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E.  SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS --
    Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2013, there were no custodian and other bank credits.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of

================================================================================

40  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

the committed loan agreement. The facility fee rate remains unchanged from September 30, 2012, to September 30, 2013. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2013, the Fund paid CAPCO facility fees of $6,000, which represents 3.5% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2014, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act) a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At March 31, 2013, the Fund had pre-enactment capital loss carryforwards of $2,687,000 and post-enactment long-term capital loss carryforwards of $16,938,000, for federal income tax purposes. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire between 2014 and 2016, as shown below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

 PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
------------------------------------------
 EXPIRES                          BALANCE
---------                       ----------
  2014                          $  265,000
  2015                           2,326,000
  2016                              96,000
                                ----------
  Total                         $2,687,000
                                ==========

For the six-month period ended September 30, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2013, were $26,986,000 and $128,467,000, respectively.

As of September 30, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2013, were $45,930,000 and $3,969,000, respectively, resulting in net unrealized appreciation of $41,961,000.

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2013, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

42  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

Capital share transactions for all classes were as follows, in thousands:

                                SIX MONTH PERIOD ENDED           YEAR ENDED
                                 SEPTEMBER 30, 2013            MARCH 31, 2013
---------------------------------------------------------------------------------
                                 SHARES        AMOUNT        SHARES       AMOUNT
                                -------------------------------------------------
FUND SHARES:
Shares sold                      38,248      $ 411,961       69,674     $ 754,914
Shares issued from reinvested
  dividends                       1,590         17,100        3,520        38,154
Shares redeemed                 (41,584)      (447,673)     (68,122)     (738,258)
                                -------------------------------------------------
Net increase (decrease) from
  capital share transactions     (1,746)     $ (18,612)       5,072     $  54,810
                                =================================================
ADVISER SHARES:
Shares sold                         382      $   4,112          135     $   1,459
Shares issued from reinvested
  dividends                           2             24            2            26
Shares redeemed                    (117)        (1,253)         (84)         (911)
                                -------------------------------------------------
Net increase from capital
  share transactions                267      $   2,883           53     $     574
                                =================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base investment management fee and a performance adjustment. The Fund's base investment management fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Short Municipal Debt Funds Index over the performance period. The Lipper Short Municipal Debt Funds Index tracks the total return performance of the 10 largest funds in the Lipper Short Municipal Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

 (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended September 30, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $3,629,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $579,000 and $1,000, respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.05% and 0.03%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended

================================================================================

44  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

    September 30, 2013, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,627,000 and $6,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2013, the Fund reimbursed the Manager $31,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through August 1, 2014, to limit the annual expenses of the Adviser Shares to 0.80% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through August 1, 2014, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended September 30, 2013, the Adviser Shares incurred reimbursable expenses of $12,000, of which less than $500 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. Each class also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2013, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $425,000 and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended September 30, 2013, the Adviser Shares incurred distribution and service (12b-1) fees of $11,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2013, USAA and its affiliates owned 465,000 shares, which represent 53.0% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended September 30, 2013, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Fund at the then-current market price with no brokerage commissions incurred.

                                                     COST TO       NET REALIZED
     SELLER                   PURCHASER             PURCHASER     GAIN TO SELLER
--------------------------------------------------------------------------------
USAA Tax Exempt            USAA Tax Exempt
  Intermediate-Term Fund     Short-Term Fund       $25,751,000       $713,000

================================================================================

46  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                              SEPTEMBER 30,                       YEAR ENDED MARCH 31,
                             -------------------------------------------------------------------------------
                                   2013           2013         2012         2011         2010           2009
                             -------------------------------------------------------------------------------
Net asset value at
  beginning of period        $    10.84     $    10.80   $    10.61   $    10.62   $    10.38     $    10.59
                             -------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .10            .22          .27          .29          .32            .45
  Net realized and
    unrealized gain (loss)         (.13)           .04          .19         (.01)         .24           (.20)
                             -------------------------------------------------------------------------------
Total from investment
  operations                       (.03)           .26          .46          .28          .56            .25
                             -------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.10)          (.22)        (.27)        (.29)        (.32)          (.46)
                             -------------------------------------------------------------------------------
Net asset value at
  end of period              $    10.71     $    10.84   $    10.80   $    10.61   $    10.62     $    10.38
                             ===============================================================================

Total return (%)*                  (.28)          2.41         4.40         2.62         5.46(a)        2.38

Net assets at
  end of period (000)        $2,140,956     $2,185,741   $2,124,120   $1,860,300   $1,752,698     $1,211,460
Ratios to average
  net assets:**
  Expenses (%)(b)                   .55(c)         .55          .55          .54          .55(a)         .56
  Net investment income (%)        1.87(c)        2.02         2.54         2.69         3.01           4.36
Portfolio turnover (%)                2              3           16           10           16             24

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the six-month period ended September 30, 2013, average net assets were $2,162,812,000.

(a) During the year ended March 31, 2010, SAS reimbursed the Fund Shares
    $47,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by less than 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table.

(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                      SIX-MONTH
                                     PERIOD ENDED                                          PERIOD ENDED
                                     SEPTEMBER 30,          YEAR ENDED MARCH 31,             MARCH 31,
                                     ------------------------------------------------------------------
                                         2013                2013            2012               2011***
                                     ------------------------------------------------------------------
Net asset value at
  beginning of period                  $10.84              $10.80          $10.61             $10.71
                                       -------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                   .09                 .19             .25                .17
  Net realized and
    unrealized gain (loss)               (.13)                .04             .19               (.10)
                                       -------------------------------------------------------------
Total from investment operations         (.04)                .23             .44                .07
                                       -------------------------------------------------------------
Less distributions from:
  Net investment income                  (.09)               (.19)           (.25)              (.17)
                                       -------------------------------------------------------------
Net asset value at end of period       $10.71              $10.84          $10.80             $10.61
                                       =============================================================
Total return (%)*                        (.40)               2.16            4.14                .69
Net assets at end of period (000)      $9,384              $6,604          $6,011             $4,940
Ratios to average net assets:**
  Expenses (%)(a)                         .80(b)              .80             .80                .80(b)
  Expenses, excluding
    reimbursements (%)(a)                1.07(b)             1.17            1.30               1.53(b)
  Net investment income (%)              1.61(b)             1.77            2.28               2.47(b)
Portfolio turnover (%)                      2                   3              16                 10

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the six-month period ended September 30, 2013, average net assets were $8,429,000.

*** Adviser Shares were initiated on August 1, 2010.

(a) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

48  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

EXPENSE EXAMPLE

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2013, through September 30, 2013.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's

================================================================================

                                                           EXPENSE EXAMPLE |  49

================================================================================

actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                        BEGINNING              ENDING                DURING PERIOD*
                                      ACCOUNT VALUE         ACCOUNT VALUE            APRIL 1, 2013 -
                                       APRIL 1, 2013      SEPTEMBER 30, 2013       SEPTEMBER 30, 2013
                                      ---------------------------------------------------------------
FUND SHARES
Actual                                  $1,000.00             $  997.20                   $2.75

Hypothetical
  (5% return before expenses)            1,000.00              1,022.31                    2.79

ADVISER SHARES
Actual                                   1,000.00                996.00                    4.00

Hypothetical
  (5% return before expenses)            1,000.00              1,021.06                    4.05

*   Expenses are equal to the annualized expense ratio of 0.55% for Fund
    Shares and 0.80% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (0.28)% for Fund Shares and (0.40)% for Adviser Shares for the six-month period of April 1, 2013, through September 30, 2013.

================================================================================

50  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

ADVISORY AGREEMENT

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 30, 2013, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability.

================================================================================

                                                        ADVISORY AGREEMENT |  51

================================================================================

However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of

================================================================================

52  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with front-end loads or with no sales loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was above the median of its expense group and was the median of its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of

================================================================================

                                                        ADVISORY AGREEMENT |  53

================================================================================

services provided by the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2012. The Board also noted that the Fund's percentile performance ranking was in the top 10% of its performance universe for the one-year period ended December 31, 2012, and was in the top 5% of its performance universe for the three- and five-year periods ended December 31, 2012.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the

================================================================================

54  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of the services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                        ADVISORY AGREEMENT |  55

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
                                     Jefferson C. Boyce
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

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        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   39592-1113                                (C)2013, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2013

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  DANIEL J. MAVICO, Assistant Secretary

Date:     11/22/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/02/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/02/2013
         ------------------------------

*Print the name and title of each signing officer under his or her signature.